Offerings - Offering: 1	Dec. 22, 2025 USD ($)
Offering:
Rule 457(o)	true
Maximum Aggregate Offering Price	$ 1,000,000,000
Offering Note
(1)	Represents securities that may be offered and sold from time to time in one or more offerings by Upexi, Inc.

(2)

There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) warrants, (d) debt securities, and (e) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $1,000,000,000.

(3)	The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.

(4)	The registration fee of $138,100 is calculated in accordance with Rule 457(a) of the Securities Act.